MORGAN STANLEY DEAN WITTER MID-CAP
  DIVIDEND GROWTH SECURITIES                             Two World Trade Center,
LETTER TO THE SHAREHOLDERS February 28, 1999            New York, New York 10048


DEAR SHAREHOLDER:

The fiscal year ended February 28, 1999, proved to be very volatile in the markets, both domestically and abroad. After a peak in the market in the middle of July, the markets sold off on fears of problems in several foreign economies and their potential impact on the United States. In the fall, the Fed lowered the federal-funds rate by 75 basis points and investors regained their confidence. The markets rebounded, closing the calendar year with above-20-percent returns for the fourth year in a row. While interest rates continued their decline, inflation remained in check and the markets continued to hit new highs.

Throughout this period, medium-sized companies continued to underperform larger companies as investors favored more established better-known companies during the market's late summer downturn. This divergence became even more severe when coupled with the continuing underperformance of value-oriented stocks relative to growth-oriented stocks.


PERFORMANCE

The volatility exhibited by equity markets over the period under review was evident in the performance of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities. From its inception on May 27, 1998, through February 28, 1999, the Fund's Class A, B, C and D shares posted returns of --21.13 percent, --21.59 percent, --21.61 percent and --21.01 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses. During the same period, the Standard & Poor's 400 Midcap Index returned 1.40 percent, while the Lipper Mid-Cap Fund Index returned 2.51 percent. The accompanying chart compares the performance of the Fund's four share classes with that of the S&P 400 Midcap and Lipper indexes.

The Fund's underperformance of its benchmark indexes can be attributed to its focus on dividend-paying mid-cap stocks that we believe to have attractive valuations. Forty percent of the S&P 400 Midcap Index's

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS February 28, 1999, continued


performance during the period was due to a small number of growth stocks. Since many of these companies generally do not pay dividends, they do not meet the Fund's screening process.

In selecting securities for the Fund's portfolio we employ an analytical screening process. This process is a blend of both quantitative and qualitative factors. At the end of the fiscal year, the Fund was well diversified, with positions in 55 common stocks spread among 37 different industry groups. Among the better-known names in the Fund's portfolio on February 28, 1999, were CompUSA (computer/video chains), Conseco (life insurance), Aetna (managed health care), Dole Food (packaged foods), Polaroid (photographic products) and Mattel (recreational products/toys).


LOOKING AHEAD

As the Fund enters its new fiscal year, many mid-cap stocks are selling at very attractive valuations after a prolonged period of underperformance. We believe that, given the market's cyclical nature, this trend should be expected to reverse as investors once again look for bargains in an overvalued market.

We remain convinced that the continued use of our disciplined screening process and our focus on dividend-paying mid-cap stocks will be key to the Fund's long-term performance. We believe securities that pay cash dividends offer the potential for growth of both investment capital and dividend income, the primary components of total return. Historically, investors have been willing to pay for that income flow, making dividend-paying stocks particularly attractive during periods of market weakness or uncertainty. With this in mind we remain true to our strategy as we continue to build a sound portfolio poised for total return over the long term.

We appreciate your ongoing support of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FUND PERFORMANCE February 28, 1999


                                    [GRAPH]

Date                  Class A     Class B     Class C     Class D     S&P 400     LIPPER
----                  -------     -------     -------     -------     -------     ------
May, 27, 1998         $10,000     $10,000     $10,000     $10,000     $10,000     $10,000
May 31, 1998          $10,060     $10,060     $10,060     $10,060     $10,091     $10,000
June 30, 1998          $9,660      $9,650      $9,650      $9,660     $10,155     $10,484
July 31, 1998          $8,890      $8,880      $8,880      $8,890      $9,761      $9,999
August 31, 1998        $7,490      $7,470      $7,470      $7,490      $7,944      $7,979
September 30, 1998     $7,640      $7,620      $7,620      $7,650      $8,686      $8,602
October 31, 1998       $8,410      $8,380      $8,380      $8,410      $9,462      $9,026
November 30, 1998      $8,630      $8,590      $8,590      $8,640      $9,934      $9,612
December 31, 1998      $8,713      $8,673      $8,671      $8,726     $11,134     $10,644
January 31, 1999       $8,351      $8,302      $8,311      $8,363     $10,701     $10,930
February 28, 1999      $7,473(3)   $7,450(3)   $7,761(3)   $7,899(3)  $10,140     $10,251

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR EACH CLASS OF SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                     CLASS A SHARES**
----------------------------------------------------------
PERIOD ENDED 2/28/99
----------------------
Since Inception             -21.13%(1)        -25.27%(2)

                     CLASS C SHARES++
---------------------------------------------------------
PERIOD ENDED 2/28/99
---------------------
Since Inception             -21.61%(1)        -22.39%(2)

                     CLASS B SHARES+
---------------------------------------------------------
PERIOD ENDED 2/28/99
---------------------
Since Inception             -21.59%(1)        -25.50%(2)

                     CLASS D SHARES++
---------------------------------------------------------
PERIOD ENDED 2/28/99
----------------------
Since Inception             -21.01%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on February 28, 1999.
(4) The S&P Midcap 400 Index is a market-value weighted index, the performance of which is based on the average performance of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Mid-Cap Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
* For periods of less than one year, the fund quotes its total return on a non-annualized basis.
**   The maximum front-end sales charge for Class A is 5.25%.
+ The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS February 28, 1999

 NUMBER OF
   SHARES                                                            VALUE
-----------------------------------------------------------------------------
                    COMMON STOCKS (98.8%)
                    Aerospace (3.1%)
  100,000           Goodrich (B.F.) Co. (The) ................   $  3,412,500
  165,000           Lockheed Martin Corp. ....................      6,218,437
                                                                 ------------
                                                                    9,630,937
                                                                 ------------
                    Auto Parts: O.E.M. (1.9%)
  137,300           Borg-Warner Automotive, Inc. .............      5,981,131
                                                                 ------------
                    Casino/Gambling (3.5%)
  195,000           International Game Technology ............      3,705,000
  365,000           Mirage Resorts, Inc.* ....................      7,117,500
                                                                 ------------
                                                                   10,822,500
                                                                 ------------
                    Computer/Video Chains (1.4%)
  425,000           CompUSA, Inc.* ...........................      4,462,500
                                                                 ------------
                    Construction/Agricultural
                    Equipment/Trucks (3.3%)
  749,000           AGCO Corp. ...............................      4,915,312
  276,000           Case Corp. ...............................      5,382,000
                                                                 ------------
                                                                   10,297,312
                                                                 ------------
                    Containers/Packaging (1.9%)
  250,000           Owens-Illinois, Inc.* ....................      5,984,375
                                                                 ------------
                    Contract Drilling (3.6%)
  280,000           Diamond Offshore Drilling, Inc. ..........      5,792,500
  616,000           ENSCO International, Inc. ................      5,467,000
                                                                 ------------
                                                                   11,259,500
                                                                 ------------
                    Discount Chains (2.2%)
  270,000           Consolidated Stores Corp.* ...............      6,800,625
                                                                 ------------
                    E.D.P. Services (3.5%)
  185,000           Cambridge Technology Partners,
                     Inc.* ...................................      4,648,125
  250,000           CIBER, Inc.* .............................      6,281,250
                                                                 ------------
                                                                   10,929,375
                                                                 ------------
                    Electronic Components (0.9%)
   85,000           Hadco Corp.* .............................      2,698,750
                                                                 ------------
                    Finance -- Consumer (2.1%)
  160,000           Household International, Inc. ............      6,500,000
                                                                 ------------
                    Finance Companies (1.8%)
  145,000           Countrywide Credit Industries,
                     Inc. ....................................      5,491,875
                                                                 ------------
                    Food Distributors (2.1%)
  271,800           Richfood Holdings, Inc. ..................      6,455,250
                                                                 ------------
                    Hospital/Nursing Management (2.3%)
  255,000           HCR Manor Care, Inc.* ....................      5,705,625
1,192,900           Sun Healthcare Group, Inc.* ..............      1,640,237
                                                                 ------------
                                                                    7,345,862
                                                                 ------------

 NUMBER OF
   SHARES                                                            VALUE
-----------------------------------------------------------------------------
                    Hotels/Resorts (1.9%)
  590,000           Prime Hospitality Corp.* .................   $  6,047,500
                                                                 ------------
                    Life Insurance (2.1%)
  215,000           Conseco, Inc. ............................      6,436,562
                                                                 ------------
                    Major Banks (2.0%)
  140,000           Republic New York Corp. ..................      6,343,750
                                                                 ------------
                    Major Chemicals (4.0%)
  219,000           Hercules, Inc. ...........................      6,063,562
  330,000           IMC Global, Inc. .........................      6,579,375
                                                                 ------------
                                                                   12,642,937
                                                                 ------------
                    Managed Health Care (6.0%)
   80,000           Aetna Inc. ...............................      5,925,000
  414,000           First Health Group Corp.* ................      6,624,000
  362,000           Humana, Inc.* ............................      6,335,000
                                                                 ------------
                                                                   18,884,000
                                                                 ------------
                    Medical/Nursing Services (2.4%)
  220,000           HEALTHSOUTH Corp.* .......................      2,557,500
  900,000           PhyCor, Inc.* ............................      4,837,500
                                                                 ------------
                                                                    7,395,000
                                                                 ------------
                    Metals Fabrications (1.9%)
  330,000           Timken Co. (The) .........................      5,836,875
                                                                 ------------
                    Multi-Sector Companies (1.4%)
  150,000           Tenneco, Inc. ............................      4,490,625
                                                                 ------------
                    Oil Refining/Marketing (1.9%)
  295,000           USX-Marathon Group .......................      6,102,812
                                                                 ------------
                    Other Specialty Stores (3.6%)
  557,300           Friedman's, Inc. (Class A) ...............      5,816,819
  410,000           General Nutrition Companies,
                    Inc.* ....................................      5,458,125
                                                                 ------------
                                                                   11,274,944
                                                                 ------------
                    Packaged Foods (4.0%)
  200,000           Dole Food Co., Inc. ......................      6,300,000
  260,700           Interstate Bakeries Corp. ................      6,256,800
                                                                 ------------
                                                                   12,556,800
                                                                 ------------
                    Photographic Products (1.0%)
  125,000           Polaroid Corp. ...........................      2,984,375
                                                                 ------------
                    Real Estate Investment Trust (6.2%)
  680,000           Equity Inns, Inc. ........................      6,417,500
  275,000           FelCor Lodging Trust Inc. ................      6,496,875
  169,700           Kimco Realty Corp. .......................      6,437,994
                                                                 ------------
                                                                   19,352,369
                                                                 ------------
                    Recreational Products/Toys (3.8%)
  638,300           K2 Inc. ..................................      5,625,019
  241,500           Mattel, Inc. .............................      6,369,563
                                                                 ------------
                                                                   11,994,582
                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS February 28, 1999, continued

  NUMBER OF
   SHARES                                                       VALUE
-----------------------------------------------------------------------
               Rental/Leasing Companies (3.9%)
  500,000      Budget Group, Inc. (Class A)* ...........   $  5,843,750
  240,000      Ryder System, Inc. ......................      6,480,000
                                                           ------------
                                                             12,323,750
                                                           ------------
               Retail -- Specialty (2.1%)
  450,000      Rexall Sundown, Inc.* ...................      6,440,625
                                                           ------------
               Savings & Loan Associations (3.9%)
  270,000      Dime Bancorp, Inc. ......................      6,682,500
  140,000      Washington Mutual, Inc. .................      5,600,000
                                                           ------------
                                                             12,282,500
                                                           ------------
               Specialty Chemicals (1.9%)
  325,000      Crompton & Knowles Corp. ................      6,012,500
                                                           ------------
               Specialty Insurers (2.1%)
  106,000      MBIA, Inc. ..............................      6,525,625
                                                           ------------
               Specialty Steels (2.0%)
  141,900      Nucor Corp. .............................      6,323,419
                                                           ------------
               Steel/Iron Ore (2.0%)
  245,000      USX-U.S. Steel Group ....................      6,201,563
                                                           ------------
               Textiles (3.1%)
  322,100      Guilford Mills, Inc. ....................      3,985,988
  467,800      Unifi, Inc. .............................      5,642,838
                                                           ------------
                                                              9,628,826
                                                           ------------
               Tobacco (2.0%)
  235,000      RJR Nabisco Holdings Corp. ..............      6,418,438
                                                           ------------

               TOTAL COMMON STOCKS
               (Identified Cost $368,413,130) ..........    309,160,369
                                                           ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                   VALUE
-----------------------------------------------------------------------
                SHORT-TERM INVESTMENT (0.9%)
                REPURCHASE AGREEMENT
 $    2,925     The Bank of New York 4.75%
                due 03/01/99 (dated 02/26/99;
                proceeds $2,926,209) (a)
                (Amortized Cost $2,925,051) ............   $  2,925,051
                                                           ------------

TOTAL INVESTMENTS
(Identified Cost $371,338,181) (b)                99.7%     312,085,420
OTHER ASSETS IN EXCESS OF
LIABILITIES ..................................     0.3          790,247
                                                 -----     ------------
NET ASSETS ...................................   100.0%    $312,875,667
                                                 =====     ============

--------------
*    Non-income producing security.
(a) Collateralized by $2,384,067 U.S. Treasury Bond 7.875% due 02/15/21 valued at $2,983,552.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,201,964 and the aggregate gross unrealized depreciation is $67,454,725, resulting in net unrealized depreciation of $59,252,761.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999

ASSETS:
Investments in securities, at value
  (identified cost $371,338,181) ..................................   $312,085,420
Receivable for:
   Investments sold ...............................................     10,282,469
   Dividends ......................................................        297,840
   Shares of beneficial interest sold .............................        146,331
Deferred organizational expenses ..................................         61,976
Prepaid expenses and other assets .................................        109,393
                                                                      ------------
   TOTAL ASSETS ...................................................    322,983,429
                                                                      ------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................      8,611,524
   Shares of beneficial interest repurchased ......................        845,422
   Plan of distribution fee .......................................        263,251
   Investment management fee ......................................        202,972
Accrued expenses and other payables ...............................        184,593
                                                                      ------------
   TOTAL LIABILITIES ..............................................     10,107,762
                                                                      ------------
   NET ASSETS .....................................................   $312,875,667
                                                                      ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................   $406,684,779
Net unrealized depreciation .......................................    (59,252,761)
Net realized loss .................................................    (34,556,351)
                                                                      ------------
   NET ASSETS .....................................................   $312,875,667
                                                                      ============
CLASS A SHARES:
Net Assets ........................................................     $9,536,116
Shares Outstanding (unlimited authorized, $.01 par value) .........      1,218,589
   NET ASSET VALUE PER SHARE ......................................          $7.83
                                                                             =====
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ..............          $8.26
                                                                             =====
CLASS B SHARES:
Net Assets ........................................................   $283,779,367
Shares Outstanding (unlimited authorized, $.01 par value) .........     36,299,590
   NET ASSET VALUE PER SHARE ......................................          $7.82
                                                                             =====
CLASS C SHARES:
Net Assets ........................................................    $18,074,791
Shares Outstanding (unlimited authorized, $.01 par value) .........      2,311,718
   NET ASSET VALUE PER SHARE ......................................          $7.82
                                                                             =====
CLASS D SHARES:
Net Assets ........................................................     $1,485,393
Shares Outstanding (unlimited authorized, $.01 par value) .........        189,690
   NET ASSET VALUE PER SHARE ......................................          $7.83
                                                                             =====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the period May 27, 1998* through February 28, 1999

NET INVESTMENT INCOME:
INCOME
Dividends .........................................   $  5,402,422
Interest ..........................................        864,060
                                                      ------------
   TOTAL INCOME ...................................      6,266,482
                                                      ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         20,128
Plan of distribution fee (Class B shares) .........      2,549,049
Plan of distribution fee (Class C shares) .........        167,088
Investment management fee .........................      2,103,972
Transfer agent fees and expenses ..................        481,572
Registration fees .................................        224,409
Professional fees .................................         65,024
Custodian fees ....................................         33,677
Shareholder reports and notices ...................         22,566
Organizational expenses ...........................         10,246
Trustees' fees and expenses .......................          7,378
Other .............................................          8,685
                                                      ------------
   TOTAL EXPENSES .................................      5,693,794
                                                      ------------
   NET INVESTMENT INCOME ..........................        572,688
                                                      ------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .................................    (34,556,351)
Net unrealized depreciation .......................    (59,252,761)
                                                      ------------
   NET LOSS .......................................    (93,809,112)
                                                      ------------
NET DECREASE ......................................   $(93,236,424)
                                                      ============

--------------
* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE PERIOD
                                                                          MAY 27, 1998*
                                                                             THROUGH
                                                                        FEBRUARY 28, 1999
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................................    $    572,688
Net realized loss ....................................................     (34,556,351)
Net unrealized depreciation ..........................................     (59,252,761)
                                                                          ------------
   NET DECREASE ......................................................     (93,236,424)
                                                                          ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares .......................................................         (78,008)
Class B shares .......................................................        (866,259)
Class C shares .......................................................         (52,602)
Class D shares .......................................................          (3,143)
                                                                          ------------
   TOTAL DIVIDENDS ...................................................      (1,000,012)
                                                                          ------------
Net increase from transactions in shares of beneficial interest ......     407,012,103
                                                                          ------------
   NET INCREASE ......................................................     312,775,667
NET ASSETS:
Beginning of period ..................................................         100,000
                                                                          ------------
   END OF PERIOD .....................................................    $312,875,667
                                                                          ============

--------------
* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund seeks to achieve its objective by investing primarily in domestic and foreign equity securities of companies whose market capitalization falls within the capitalization range of the companies comprising the Standard and Poor's Midcap 400 Index and that currently pay dividends and that have the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on December 23, 1997 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on May 27, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued


upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $72,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued


redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $21,286,639 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended February 28, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended February 28, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $841,536 and $25,401, respectively and received $94,934 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended February 28, 1999 aggregated $831,615,904 and $428,646,423, respectively.

For the period ended February 28, 1999, the Fund incurred $288,085 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At February 28, 1999, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $3,454,617 and $757,500, respectively.

For the period ended February 28, 1999, the Fund incurred $116,705 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, and affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1999, the Fund had transfer agent fees and expenses payable of approximately $3,600.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                            FOR THE PERIOD
                                             MAY 27, 1998*
                                                THROUGH
                                           FEBRUARY 28, 1999
                                    -------------------------------
                                        SHARES          AMOUNT
                                    -------------- ----------------
CLASS A SHARES
Sold ..............................    1,553,857    $  14,971,777
Reinvestment of dividends .........        8,612           71,827
Redeemed ..........................     (346,380)      (2,873,074)
                                       ---------    -------------
Net increase - Class A ............    1,216,089       12,170,530
                                       ---------    -------------
CLASS B SHARES
Sold ..............................   46,157,509      451,064,311
Reinvestment of dividends .........       97,339          811,803
Redeemed ..........................   (9,957,758)     (82,556,557)
                                      ----------    -------------
Net increase - Class B ............   36,297,090      369,319,557
                                      ----------    -------------
CLASS C SHARES
Sold ..............................    3,086,861       30,246,228
Reinvestment of dividends .........        5,944           49,573
Redeemed ..........................     (783,587)      (6,546,367)
                                      ----------    -------------
Net increase - Class C ............    2,309,218       23,749,434
                                      ----------    -------------
CLASS D SHARES
Sold ..............................      323,389        2,934,148
Reinvestment of dividends .........          159            1,329
Redeemed ..........................     (136,358)      (1,162,895)
                                      ----------    -------------
Net increase - Class D ............      187,190        1,772,582
                                      ----------    -------------
Net increase in Fund ..............   40,009,587    $ 407,012,103
                                      ==========    =============

---------------
*  Commencement of operations.

6. FEDERAL INCOME TAX STATUS

At February 28, 1999, the Fund had a net capital loss carryover of approximately $26,212,000 which will be available through February 28, 2007 to offset future capital gains to the extent provided by regulations.

As of February 28, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment income was credited $427,324.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                      FOR THE PERIOD MAY 27, 1998* THROUGH FEBRUARY 28, 1999**
                                                      ---------------------------------------------------------
                                                        CLASS A          CLASS B         CLASS C      CLASS D
                                                         SHARES           SHARES          SHARES       SHARES
---------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............      $10.00           $10.00          $10.00       $10.00
                                                         ------           ------          ------       ------
Income (loss) from investment operations:
 Net investment income ............................        0.06             0.01            0.01         0.06
 Net realized and unrealized loss .................       (2.17)           (2.17)          (2.17)       (2.16)
                                                         ------           ------          ------       ------
Total loss from investment operations .............       (2.11)           (2.16)          (2.16)       (2.10)
                                                         ------           ------          ------       ------
Less dividends from net investment income .........       (0.06)           (0.02)          (0.02)       (0.07)
                                                         ------           ------          ------       ------
Net asset value, end of period ....................       $7.83            $7.82           $7.82        $7.83
                                                         ======           ======          ======       ======
TOTAL RETURN+(1) ..................................      (21.13)%         (21.59)%        (21.61)%     (21.01)%

RATIOS TO AVERAGE NET ASSETS (2) (3):
Expenses ..........................................        1.30%            2.05%           2.05%        1.05%
Net investment income .............................        0.93%            0.18%           0.18%        1.18%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........      $9,536         $283,779         $18,075       $1,485
Portfolio turnover rate (1) .......................         124%             124%            124%         124%

-------------
*    Commencement of operations.
** The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities (the "Fund") at February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period May 27, 1998 (commencement of operations) through February 28, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
April 14, 1999

--------------------------------------------------------------------------------
                       1999 FEDERAL TAX NOTICE (unaudited)

For the period ended February 28, 1999, 100% of the income dividends qualified for dividends received deduction available to corporations.
--------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Steven M. MacNamara
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
MID-CAP DIVIDEND
GROWTH SECURITIES


[GRAPHIC]


ANNUAL REPORT
FEBRUARY 28, 1999